Education Loans - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Percentage of education loan portfolio in repayment	86.00%	86.00%	83.00%
Amount of loan sold	$ 0		$ 0
FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Amount of loan sold				$ 412,000,000
Gain (loss) on sale of loans				12,000,000
After October 1 1993 and before July 1 2006 [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage reimbursement on all qualifying default claims period	98.00%	98.00%
On or After July 1 2006 [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage reimbursement on all qualifying default claims period	97.00%	97.00%
Stafford Loans [Member] | Minimum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		5 years
Stafford Loans [Member] | Maximum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		10 years
Plus Loans [Member] | Minimum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		5 years
Plus Loans [Member] | Maximum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		10 years
Stafford Loans [Member] | Minimum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		12 years
Stafford Loans [Member] | Maximum [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		30 years
Plus Loans [Member] | Weighted Average [Member]
Accounts Notes And Loans Receivable [Line Items]
Estimated weighted average life of education loans		7 years	7 years
Private Education Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Amount of loan sold				178,000,000
Gain (loss) on sale of loans				$ (21,000,000)
Private Education Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		10 years
Private Education Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment term		15 years